As filed with the Securities and Exchange Commission on May 8, 2017	OMB APPROVAL
Registration No. 333-214733	OMB Number: 3235-0336 Expires: June 30, 2019 Estimated average burden hours per response. . .1312.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

PRE-EFFECTIVE AMENDMENT NO. __	/ /

POST-EFFECTIVE AMENDMENT NO. 1	/ X /

OPPENHEIMER MAIN STREET FUNDS®
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices)

303-768-3200
(Registrant's Area Code and Telephone Number)

Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.
(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class R and Class Y Shares of Oppenheimer Main Street Funds. No filing fee is due because of reliance on Section 24 (f) of the Investment Company Act of 1940, as amended.

This Post-effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the reorganization of Oppenheimer Equity Fund into Oppenheimer Main Street Fund. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER MAIN STREET FUNDS®

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article VII of Registrant's Agreement and Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)	(a)	Agreement and Declaration of Trust dated 8/15/12: Previously filed with Registrant's Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.
(2)		By-Laws dated 8/15/12: Previously filed with Registrant's Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization: Previously filed with the Registration Statement of Registrant (Reg. No. 333-214733)as Exhibit A to the Combined Prospectus/Proxy Statement, (12/22/16), and incorporated herein by reference.
(5)		Not applicable.
(6)	(i)	Restated Investment Advisory Agreement dated 11/1/13: Previously filed with Registrant's Post-Effective Amendment No. 46, (12/23/13), and incorporated herein by reference.
	(ii)	Investment Sub-Advisory Agreement dated 1/1/13: Previously filed with Registrant's Post-Effective Amendment No. 46, (12/23/13), and incorporated herein by reference.
(7)	(i)	General Distributor's Agreement dated 10/13/92: Previously filed with Registrant's Post-Effective Amendment No. 11, (8/25/93), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.
(8)		Form of Oppenheimer Funds Compensation Deferral Plan, as Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.
(9)	(i)	Global Custody Agreement dated 2/16/07: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.
	(ii)	Amendment dated 2/12/13 to the Global Custody Agreement: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global Real Estate Fund (Reg. No. 333-185116), (2/15/13), and incorporated herein by reference.
(10)	(i)	Amended and Restated Service Plan and Agreement for Class A shares dated 6/30/11: Previously filed with Registrant's Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.
	(ii)	Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 6/30/11: Previously filed with Registrant's Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.
	(iii)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 6/30/11: Previously filed with Registrant's Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.
	(iv)	Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 6/30/11: Previously filed with Registrant's Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.
	(v)	Oppenheimer Funds Multiple Class Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.
(11)		Legal Opinion of Ropes & Gray: Previously filed with Pre-effective Amendment No. 1 to the Registration Statement of Registrant (333-214733), (12/9/16), and incorporated herein by reference.
Legal Opinion of Morris, Nichols, Arsht & Tunnell LLP: Previously filed with Pre-effective Amendment No. 1 to the Registration Statement of Registrant (333-214733), (12/9/16), and incorporated herein by reference.
(12)		Tax Opinion of Ropes & Gray LLP: Filed herewith.
(13)		Not Applicable.
(14)	(a)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Equity Fund: Previously Filed with Registrant’s Registration Statement, (12/9/16), and incorporated by reference.
	(b)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Main Street Fund: Registrant’s Registration Statement, (12/9/16), and incorporated by reference.
(15)		Not Applicable.
(16)		Power of Attorney dated 11/10/16 for all Trustees and Officers of Registrant: Previously Filed with Pre-Effective No. 1 to the Registration Statement of Registrant (333-214733), (12/9/16), and incorporated by reference.
(17)		Form of Proxy Card: Previously filed with the Registration Statement of Registrant (Reg. No. 333-214733), (12/22/16), as Exhibit C to the Combined Prospectus/Proxy Statement and incorporated herein by reference.

Item 17. – Undertakings

(1)       The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 8th day of May, 2017.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	May 8, 2017

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	May 8, 2017

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	May 8, 2017

Jon S. Fossel* Jon S. Fossel	Trustee	May 8, 2017

Richard F. Grabish* Richard F. Grabish	Trustee	May 8, 2017

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	May 8, 2017

Victoria J. Herget* Victoria J. Herget	Trustee	May 8, 2017

F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	May 8, 2017
Karen L. Stuckey* Karen L. Stuckey	Trustee	May 8, 2017

James D. Vaughn* James D. Vaughn	Trustee	May 8, 2017

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

OPPENHEIMER MAIN STREET FUNDS®

Registration Statement No. 333-214733

EXHIBIT INDEX

Exhibit No.	Description

(12)	Tax Opinion of Ropes & Gray LLP